Deferred Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Tax Liabilities [Abstract]
Schedule of Deferred Tax Liabilities

The movements in deferred tax liabilities during the years are as follows:

Intangible assets
US$
At January 1, 2024	5,583
Exchange alignment	75

At December 31, 2024	5,658
Exchange alignment	(13)

At December 31, 2025	5,645